Income taxes (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Current tax liabilities, current	$ 35,066,792	$ 21,251,222
Chilean income taxes
Income Taxes [Line Items]
Current tax liabilities, current	21,256,053	12,798,390
Monthly provisional payments
Income Taxes [Line Items]
Current tax liabilities, current	12,699,115	7,554,292
Chilean Unique Taxes [Member]
Income Taxes [Line Items]
Current tax liabilities, current	66,617	64,561
Others
Income Taxes [Line Items]
Current tax liabilities, current	$ 1,045,007	$ 833,979